Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (4,150,791)	$ (2,702,533)	$ (6,982,836)	$ (5,275,854)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	1,209	1,043	1,966	3,196
Stock-based compensation	25,909	172,550	249,555	499,583
Change in fair value of derivative liability			(1,158,197)	(1,000,000)
Inventory obsolescence charge				248,073
Amortization of debt discount			2,310,860	302,049
Gain on extinguishment of derivative liabilities		(1,158,197)
Accretion of discount and debt issuance costs on convertible notes payable	1,437,588	846,147
Changes in operating asset and liabilities:
Inventory	34,911	12,464	50,344	(569,156)
Prepaid expenses and other current assets	185,707	280,058	421,091	225,124
Accounts payable	665,314	1,097,894	976,207	846,869
Accrued interest	341,793	313,356	659,690	265,000
Accrued expenses and other liabilities	(104,404)	(112,713)	97,104	(959)
Net cash used in operating activities	(1,562,764)	(1,249,931)	(3,374,216)	(4,456,075)
Cash flows from investing activities:
Purchases of property and equipment			(4,521)
Net cash used in investing activities			(4,521)
Cash flows from financing activities:
Repayment of insurance premium financing	(208,530)	(212,514)	(350,322)	(106,257)
Proceeds received from senior secured convertible notes, net of financing costs				3,042,633
Proceeds from unsecured convertible notes	450,000	515,000	995,000
Shareholder advances related to bridge financing	1,125,000	230,000
Proceeds from issued common stock and warrants, net of financing costs			2,209,839
Net cash provided by financing activities	1,366,470	532,486	2,854,517	2,936,376
Net decrease in cash	(196,294)	(717,445)	(524,220)	(1,519,699)
Cash, beginning of period	222,720	746,940	746,940	2,266,639
Cash, end of period	26,426	29,495	222,720	746,940
Non-cash financing activities:
Financing of insurance premium			347,550	354,190
Issuance of restricted stock		3,019		8,959
Fair value of placement agent warrants - second close				1,470,133
Fair value of inducement shares issued - second close		25,840		25,840
Exchange of Series G and Series H warrants for common stock		49,278
Relative fair value of warrants issued – fourth close	148,891
Exchange of Series 2 Convertible Notes into Senior Secured Notes (See Note 6)				699,781
Issuance of restricted stock in consideration for services performed				30,840
Unpaid issuance costs in accounts payable			110,576	73,048
Conversion of convertible notes and accrued interest to common stock, net	606,239		606,239
Conversion Of Series 2 Convertible Notes And Interest Into Common Stock [Member]
Non-cash financing activities:
Conversion of convertible notes and accrued interest to common stock, net	606,239		606,239
Issued With Notes Payable [Member]
Non-cash financing activities:
Fair value of placement agent warrants - second close			1,159,247
Common Stock Warrants [Member]
Non-cash financing activities:
Fair value of inducement shares issued - second close			49,277
Placement Agent Warrant 2022 [Member]
Non-cash financing activities:
Fair value of placement agent warrants - second close				219,894
Second Warrants [Member]
Non-cash financing activities:
Fair value of placement agent warrants - second close		256,439		256,439
Placement Agent Warrants [Member]
Non-cash financing activities:
Fair value of placement agent warrants - second close		$ 28,093		28,093
Inducement Shares 2022 [Member]
Non-cash financing activities:
Fair value of inducement shares issued - second close				$ 314,523